BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities	1,428,295,424	2,753,161,412	1,712,155,733	1,968,436,155
Warrants [Member]
Potentially dilutive securities	10,000,000	10,000,000	10,000,000	10,000,000
Convertible Notes [Member]
Potentially dilutive securities	20,000	19,108,819	1,500,000	603,436,155
Series D Preferred Stock [Member]
Potentially dilutive securities	1,395,349
Series B Preferred Stock [Member]
Potentially dilutive securities	806,557		200,655,733
Series C Preferred Stock [Member]
Potentially dilutive securities	747,540
Series A Preferred Stock [Member]
Potentially dilutive securities	1,413,457,125	1,315,000,000	1,500,000,000	1,355,000,000